Warrants (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Number of Warrants

	For the financial year ended March 31
Number of warrants	2022	2021	2020
Opening balance as of April 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	(114,024)	—
Closing balance as of March 31	30,735,950	30,735,950	—

Disclosure of Movement in Warrant Liabilities

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2022	2021	2020
Opening balance as of April 1	30,979	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	(73)	—
Change in fair value of warrants	(18,928)	10,856	—
Closing balance as of March 31	12,051	30,979	—